Royalty interests (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Royalty interests
	Cost				Accumulated Depletion
Royalty interests	Opening	Additions	Impairment	Ending	Opening	Depletion	Ending	Carrying Amount
	$	$	$	$	$	$	$	$
Producing	22,946	11,752	-	34,698	(5,358)	(4,212)	(9,570)	25,128
Non-producing	22,631	5,994	(764)	27,861	(2,235)	(44)	(2,279)	25,582
Deferred acquisition costs	-	69	-	69	-	-	-	69

Total	45,577	17,815	(764)	62,628	(7,593)	(4,256)	(11,849)	50,779
	Cost			Accumulated Depletion
Royalty interests	Opening	Additions	Ending	Opening	Depletion	Ending	Carrying Amount
	$	$	$	$	$	$	$
Producing	23,173	2,423	25,596	(4,195)	(3,086)	(7,281)	18,315
Non-producing	18,730	1,251	19,981	(265)	(47)	(312)	19,669

Total	41,903	3,674	45,577	(4,460)	(3,133)	(7,593)	37,984

Schedule of Royalty, stream and other interests carrying amounts
	December 31, 2025	December 31, 2024
	$	$
Australia	42,591	30,452
Canada	2,757	2,757
USA	2,166	2,210
South Africa	1,151	1,915
Mali	1,504	-
Brazil	564	604
Peru	46	46

	50,779	37,984